REVENUE - Disaggregation of Net Revenues by Major Source (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	$ 5,613	$ 4,778	$ 9,793	$ 8,472
Finance and interest income	271	221	512	445
Rents and other income on operating lease	198	175	422	353
Finance, interest and other income	469	396	934	798
Total Revenues	6,082	5,174	10,727	9,270
Sales of goods
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	5,604	4,774	9,778	8,463
Rendering of services and other revenues
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	$ 9	$ 4	$ 15	$ 9